Business Combination (Details) - Schedule of common stock shares to issue business combination	12 Months Ended
	Dec. 31, 2022 shares
Schedule Of Common Stock Shares To Issue Business Combination Abstract
Class A and B Ordinary Stock outstanding on July 1, 2021	30,276,958
Class A Ordinary Stock issued through option exercises between July 1, 2021 and July 21, 2021, net of share repurchases	1,035,399
Ordinary Stock outstanding prior to the Business Combination	31,312,357
Conversion of Redeemable Preference Stock and Class B, Class A-1, Class A-2, and Class A-3 Convertible Preferred Stock into Class A and B Common Stock	160,637,633
Issuance of Class A Common Stock in the Business Combination	27,798,411
Conversion of assumed convertible notes into Class A Common Stock	80,000
Total note conversion and share issuance pursuant to the reverse recapitalization*	188,516,044	[1]
Conversion of liabilities into Class A Common Stock in the Business Combination**	24,464,994	[2]
Shares attributable to reverse recapitalization	244,293,395
Issuance of Class A Common Stock attributable to PIPE Financing	76,140,000
Total shares of Class A and Class B Common Stock as of the closing of the Business Combination and related transactions	320,433,395

[1]	The corresponding adjustment to APIC relates to the reverse recapitalization. The adjustment is comprised of (i) $170.1 million which represents the fair value of the consideration transferred in the Business Combination, less the excess of the fair value of the shares issued over the value of the net monetary assets of PSAC, net of transaction costs related to the business combination (ii) $1,815.6 million which represents the conversion of the Redeemable Preference Stock and Convertible Preferred Stock into Ordinary Stock and, (iii) $0.8 million to settle an aggregate principal amount of related party convertible notes of PSAC into Class A Common Stock.
[2]	The Company committed to issue 6,921,814 shares of Class A Common Stock to convert related party notes payable (see Note 9, Related Party Notes Payable), 6,854,013 shares of Class A Common Stock to convert notes payable (see Note 10, Notes Payable), 9,618,542 shares of Class A Common Stock to convert liabilities in the Vendor Trust (see Note 11, Vendor Payables in Trust), 838,040 shares of Class A Common Stock to convert Future Work, and 232,585 shares of Class A Common Stock to settle other vendor liabilities.